Trade accounts receivable (Details 2) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Balance of provision at the beginning of the year	R$ (185)	R$ (112)	R$ (132)
Provision	(104)	(195)	(87)
Reversals	202	112	71
Write-offs		14	36
Additions by business combination		(4)
Write-off due to the disposal of subsidiaries	17
Balance of provision at the end of the year	R$ (70)	R$ (185)	R$ (112)